REVENUE, OTHER INCOME AND GAINS - Other Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Other revenue	$ 6,257	$ 179	$ 328